NAVELLIER VARIABLE INSURANCE SERIES FUND, INC.
                          One East Liberty, Third Floor
                               Reno, Nevada 89501


Navellier Variable Insurance Series Fund, Inc. is a management investment company, sometimes called a mutual fund. It currently has one series - the Navellier Growth Portfolio.

The Securities and Exchange Commission has not approved or disapproved these securities nor has it determined that this prospectus is accurate or complete. It is a criminal offense to state otherwise.

                          Prospectus dated May 1, 1999


                                TABLE OF CONTENTS

                                                                            Page

SUMMARY                                                                      3

PERFORMANCE                                                                  5

MORE ABOUT PORTFOLIO INVESTMENTS                                             5

MANAGEMENT OF THE FUND                                                       8

FINANCIAL HIGHLIGHTS                                                         12

INTERESTED IN LEARNING MORE?                                                 13




                                     SUMMARY

This prospectus provides important information about Navellier Variable Insurance Series Fund, Inc. ("Fund") and its one series - the Navellier Growth Portfolio ("Growth Portfolio" or "Portfolio"). Navellier & Associates, Inc. ("Adviser") serves as the investment adviser for the Growth Portfolio.

Individuals cannot invest in the shares of the Growth Portfolio directly. Instead they participate through variable annuity contracts and variable life insurance policies (collectively, the "Contracts") issued by an insurance company. You can participate either through a Contract that you purchase yourself or through a Contract purchased by your employer.

Through your participation in the Contract, you indirectly participate in Portfolio earnings or losses, in proportion to the amount of money you invest. Depending on your Contract, if you withdraw your money before retirement, you may incur charges and additional tax liabilities. For further information about your Contract, please refer to your Contract prospectus.

The Contracts may be sold by banks. An investment in the Portfolio through a Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

For more information about each type of investment, please read the section in this prospectus called "More About Portfolio Investments."

Investment Objective - Growth Portfolio

* seeks to achieve long-term growth of capital primarily through investment in companies with appreciation potential.

Investment Strategy

The Growth Portfolio invests in equity securities traded in all United States markets including dollar-denominated foreign securities traded in United States markets.

The Growth Portfolio seeks long-term capital appreciation through investments in securities of companies which the Adviser feels are undervalued in the marketplace. Under normal conditions the Portfolio's holdings in non-equity securities should not exceed 35% of the total assets of the Portfolio. Such non-equity securities will typically consist of investments in money market securities and money market funds.

The Growth Portfolio is designed to achieve the highest possible returns while minimizing risk. The Adviser's selection process focuses on fast growing companies that offer innovative products, services, or technologies to a rapidly expanding marketplace. The Adviser uses an objective, "bottom-up," quantitative screening process designed to identify and select inefficiently priced growth stocks with superior return compared to their risk characteristics.

The Adviser mainly buys stocks of companies which it believes are poised to rise in price. The Adviser's investment process focuses on "growth" variables including, but not limited to, earnings growth, reinvestment rate, and operating margin expansion.

The Adviser attempts to uncover stocks with strong return potential and acceptable risk characteristics. To do this, the Adviser uses its proprietary computer model to calculate and analyze a "reward/risk ratio." The reward/risk ratio is designed to identify stocks with above average market returns and risk levels which are reasonable for higher return rates.

The Adviser's research team then applies two or more sets of criteria to identify the most attractive stocks. Examples of these criteria include earnings growth, profit margins, reasonable price/earnings ratios based on expected future earnings, and various other fundamental criteria.

Stocks  with  the  best   combination  of  growth  ratios  are  blended  into  a
non-diversified portfolio.

The Growth Portfolio will invest up to 100% of its capital in equity securities selected for their capital growth potential. The Adviser will typically (but not always) purchase common stocks of issuers which have records of profitability and strong earnings momentum. The issuers may be lesser known companies moving from a lower to a higher market share position within their industry groups rather than the largest and best known companies in such groups.

The Portfolio may invest up to 25% of its assets in foreign securities, including American Depositary Receipts (ADRs).

Investment Risks:

The principal risks of investing in the Portfolio are:

Market Risk: the risk that the value of the securities purchased by the Portfolio will decline as a result of economic, political or market conditions or an issuer's financial circumstances. The Growth Portfolio employs aggressive investment strategies and can experience substantial fluctuations, including declines, so that shares may be worth less than when originally purchased. You could lose money on your investment in the Portfolio.

Value Investing Risk: the risk that the portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect.

Small Capitalization Company Risk: the risk that small companies may be generally subject to more abrupt or erratic market movements than securities of larger, more established companies.

Liquidity Risk: the risk that the degree of market liquidity of some stocks in which the Portfolio invests may be relatively limited in that the Portfolio invests in over-the-counter stocks.

Higher Brokerage Expenses: The Adviser's investment style may result in above average portfolio turnover which could result in higher brokerage expenses.

Foreign Securities Risks

     Political Risk: the risk that a change in a foreign government will occur and that the assets of a company in which the Portfolio has invested will be affected.

     Currency Risk: the risk that a foreign currency will decline in value. The Portfolio may trade in currencies other than the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Portfolio.

     Limited Information Risk: the risk that foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist.

     Emerging Market Country Risk: the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in emerging markets, as these markets are generally more volatile than the markets of developed countries.

     Settlement and Clearance Risk: the risks associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.

     Liquidity Risk: foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors; over-the-counter securities may also be less liquid than exchange-traded securities.

                                 PERFORMANCE

The Fund, as of December 31, 1998, had less than one year of operating history and therefore has not included a bar chart containing performance information in this Prospectus. Bar charts provide investors with an indication of the risks of an investment in a fund by comparing the fund's performance with a broad measure of market performance.

                       MORE ABOUT PORTFOLIO INVESTMENTS

Certain of the investment techniques, instruments and risks associated with the Portfolio are referred to in the discussion that follows.

Equity Securities

Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of the issuing company and on market and economic conditions. Companies sell equity securities to get the money they need to grow.

Stocks are one type of equity security. Generally, there are two types of stocks:

Common stock - Each share of common stock represents a part of the ownership of a company. The holder of common stock participates in the growth of a company through increasing stock price and dividends. If a company experiences difficulty, a stock price can decline and dividends may not be paid.

Preferred stock - Each share of preferred stock allows the holder to receive a dividend before the common stock shareholders receive dividends on their shares.

Other types of equity securities include, but are not limited to, convertible securities, warrants, rights and foreign equity securities such as ADRs, GDRs, EDRs and IDRs.

Money Market Instruments

The Portfolio may invest in high quality money market instruments. A money market instrument is high quality when it is rated in one of the two highest rating categories by S&P or Moody's or another nationally recognized service, or if unrated, deemed high quality by the Adviser.

Foreign Securities

Foreign securities are the equity, fixed income or money market securities of foreign issuers. Securities of foreign issuers include obligations of foreign branches of U.S. banks and of foreign banks, common and preferred stocks, and fixed income securities issued by foreign governments, corporations and supranational organizations. They also include ADRs, GDRs, IDRs and EDRs.

ADRs are certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. Bank. GDRs, IDRs and EDRs are receipts evidencing an arrangement with a non-U.S. bank.

Portfolio Turnover

Portfolio turnover occurs when the Portfolio sells its investments and buys new ones. High portfolio turnover occurs when the Portfolio engages in frequent trading as part of its investment strategy.

High portfolio turnover may cause the Portfolio's expenses to increase. For example, the Portfolio may have to pay brokerage fees and other related expenses. A portfolio turnover rate of 100% or more a year is considered high. A high rate increases the Portfolio's transaction costs and expenses.

Portfolio turnover rates for the Portfolio are found in the Financial Highlights section of this Prospectus.

A Word About Risk

Participation in the Portfolio involves risk - even the risk that you will receive a minimal return on your investment or the value of your investment will decline. It is important for you to consider carefully the following risks when you allocate purchase payments or premiums to the Portfolio.

Market Risk

Market risk refers to the loss of capital resulting from changes in the price of investments. Generally, equity securities are considered to be subject to market risk. For example, market risk occurs when the expectations of lower corporate profits in general cause the broad market of stocks to fall in price. When this happens, even though a company may be experiencing a growth in profits, the price of its stock could fall.

Growth Investing Risk

This investment approach has additional risk associated with it due to the volatility of growth stocks. Growth companies usually invest a high portion of earnings in their businesses, and may lack the dividends of value stocks that can cushion prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

Value Investing Risk

This investment approach has additional risk associated with it because the Portfolio manager's judgment that a particular security is undervalued in relation to the company's fundamental economic values may prove incorrect.


Risks Associated with Foreign Securities

A foreign security is a security issued by an entity domiciled or incorporated outside of the U.S. Among the principal risks of owning foreign securities are:

Political Risk: the risk that a change in a foreign government will occur and that the assets of a company in which the Portfolio has invested will be affected. In some countries there is the risk that the government may take over the assets or operations of a company and/or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

Currency Risk: the risk that a foreign currency will decline in value. As long as the Portfolio holds a security denominated in a foreign currency, its value will be affected by the value of that currency relative to the U.S. dollar. An increase in the value of the U.S. dollar relative to a foreign currency will adversely affect the value of the Portfolio.

Liquidity Risk: foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets there may not be protection against failure by other parties to complete transactions.

Limited Information Risk: the risk that less government supervision of foreign markets may occur. Foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices that apply to U.S. issuers. In addition, less public information about their operations may exist.

Emerging Market Country Risk: the risks associated with investment in foreign securities are heightened in connection with investments in the securities of issuers in emerging markets countries. Such countries are generally defined as countries in the initial stages of their industrialization cycles with low per capita income. Although the markets of these developing countries offer higher rates of return, they also pose additional risks to investors, including immature economic structures, national policies restricting investments by foreigners and different legal systems.

Settlement and Clearance Risk: the risks associated with the different clearance and settlement procedures that are utilized in certain foreign markets. In certain foreign markets, settlements may be unable to keep pace with the volume of securities transactions, which may cause delays. If there is a settlement delay, the Portfolio's assets may be uninvested and not earning returns. The Portfolio also may miss investment opportunities or be unable to dispose of a security because of these delays.

Year 2000 Risk

Like other mutual funds, as well as other financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers in performing their administrative functions do not properly process and calculate date-related information and data as of and after January 1, 2000. This is commonly known as the "Year 2000 issue." When the Year 2000 arrives, the Fund's operations could be adversely affected if the computer systems used by its managers, service providers and other third parties it does business with are not Year 2000 ready. For example, the Fund's portfolio and operational areas could be impacted, including securities trade processing, securities pricing, reporting, custody functions and others.

When evaluating current and potential portfolio positions, Year 2000 is one of the factors that the Adviser may consider. The Adviser may rely upon public filings and other statements made by companies regarding their Year 2000 readiness. The Adviser, of course, cannot audit any company or its major suppliers to verify their Year 2000 readiness. If a company in which the Portfolio is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the Portfolio's holdings will have similar impact on the Portfolio's performance.

The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 issue with respect to computer systems that it uses and to obtain reasonable assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Managing Investment Risks

In pursuing its investment objective, the Portfolio assumes investment risk. The Portfolio tries to limit its investment risk by diversifying its investments across different industry sectors.

Defensive Investment Strategy

Under normal market conditions, the Portfolio does not intend to have a substantial portion of its assets invested in cash or money market instruments. When the Adviser determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive posture and invest entirely in cash, money market instruments and money market mutual funds. When the Portfolio is invested in this manner, it may not be able to achieve its investment objective.

                          MANAGEMENT OF THE FUND

The management and affairs of the Fund are supervised by the Board of Directors under the laws of the State of Maryland. The Directors have approved agreements under which, as described below, certain companies provide essential management services to the Fund.

The Adviser

Navellier & Associates, Inc., One East Liberty, Third Floor, Reno, Nevada 89501 serves as the Growth Portfolio's investment adviser. The Adviser is responsible for selecting the securities which will constitute the pool of securities which will be selected for investment for the Growth Portfolio. The Adviser was organized in 1993 and presently manages over $2 billion in investor funds, including other mutual funds.

Under a separate Administrative Services Agreement, the Adviser provides the Growth Portfolio with certain administrative services. These services include accounting and bookkeeping services, supervising other service providers and monitoring the Portfolio's compliance with reporting obligations.

Portfolio Managers

Louis G. Navellier, the President and CEO of the Adviser, refined the Modern Portfolio Theory investment strategy which is applied in managing the assets of the Growth Portfolio. He sets the strategies and guidelines for the Growth Portfolio and oversees the Portfolio Managers' activities. Mr. Navellier and Alan Alpers, who are the Portfolio Managers involved in the day-to-day investment activities of the Growth Portfolio, head up a team of investment professionals who assist in managing the Portfolio, including research analysts Jon Tesseo, Shawn Price and Michael Borgen. Mr. Alpers has been an analyst and portfolio manager for the Adviser since 1989 and has been responsible along with Mr. Navellier for day-to-day management of over $100 million in individual accounts for the Adviser.

Additional Information Concerning the Adviser

The Adviser is owned and controlled by its sole shareholder, Louis G. Navellier (a 100% stockholder). In 1987, Mr. Navellier was in litigation with a business partner and on the advice of his then legal counsel, as part of a legal strategy, filed a personal bankruptcy petition in connection with that litigation. The bankruptcy petition was voluntarily dismissed by Mr. Navellier less than two months later with all creditors being paid in full. Mr. Navellier is an affiliated person of the Fund. Mr. Navellier and the Adviser without admitting liability, did in the past agree to a two-week suspension in California and agreed to pay civil penalties to the States of California, Connecticut, and Maryland for allegedly not being properly registered as an investment adviser. Mr. Navellier is, and has been, in the business of rendering investment advisory services to significant pools of capital since 1987.

Compensation of the Adviser

The Adviser receives an annual .85% fee for investment management of the Growth Portfolio. The fee is payable monthly, based upon the Portfolio's average daily net assets. This advisory fee is higher than those generally paid by most other investment companies. The Growth Portfolio is paying this higher advisory fee based on its desire to retain the Adviser's specific application of Modern Portfolio Theory, its particular method of analyzing securities and its investment advisory services.

The Adviser also receives a 0.25% annual fee for rendering administrative services to the Fund pursuant to the Administrative Services Agreement and is entitled to reimbursement for operating expenses it advances for the Fund. The Adviser may contract (and pay for out of its own resources including the administrative fee it receives) for the performance of such services to the
Custodian, Transfer Agent, or others, and may retain all of its 0.25% administrative services fee or may share some or all of its fee with such other person(s).

Expense Reimbursement

The Adviser has agreed to reimburse expenses of the Growth Portfolios until total operating expenses including the advisory fee are at or below 1.50%. This undertaking is subject to termination at any time without notice to shareholders after April 30, 2000.

Placing Orders for Shares

The prospectus for your Contract describes the procedures for investing your purchase payments or premiums in shares of the Portfolio. You may obtain a copy of that prospectus, free of charge, from the life insurance company or from the person who sold you the Contract. The Portfolio does not charge any fees for selling (redeeming) shares.

Payment for Redemptions

Payment for orders to sell (redeem) shares will be made within seven days after the Fund receives the order.

Suspension or Rejection of Purchases and Redemptions

The Portfolio may suspend the offer of shares, or reject any specific request to purchase shares from the Portfolio at any time. The Portfolio may suspend its obligation to redeem shares or postpone payment for redemptions when the New York Stock Exchange is closed or when trading is restricted on the Exchange for any reason, including emergency circumstances established by the Securities and Exchange Commission.

Right to Restrict Transfers

Neither the Fund nor the Separate Accounts are designed for professional market timing organizations, other entities, or individuals using programmed, large and/or frequent transfers. The Separate Accounts, in coordination with the Fund, reserve the right to temporarily or permanently refuse exchange requests if, in the Adviser's judgment, the Portfolio would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Portfolio and therefore may be refused. Investors should consult the Separate Account prospectus that accompanies this Fund Prospectus for information on other specific limitations on the transfer privilege.

Net Asset Value

The value or price of each share of the Portfolio (net asset value per share) is calculated at the close of business, usually 4:00 p.m., of the New York Stock Exchange, every day that the New York Stock Exchange is open for business. The value of all assets held by the Portfolio at the end of the day, is determined by subtracting all liabilities and dividing the total by the total number of shares outstanding. This value is provided to the life insurance company, which uses it to calculate the value of your interest in your Contract. It is also the price at which shares will be bought or sold in the Portfolio for orders it received that day.

The value of the net assets of the Portfolio is determined by obtaining market quotations, where available, usually from pricing services. Short-term debt instruments maturing in less than 60 days are valued at amortized cost. Securities for which market quotations are not available are valued at their fair value as determined, in good faith, by the Adviser based on policies adopted by the Board of Directors.

Dividends and Distributions

The Portfolio will declare and distribute dividends from net ordinary income and will distribute its net realized capital gains, if any, at least annually. The life insurance companies generally direct that all dividends and distributions of the Portfolio be reinvested in the Portfolio under the terms of the Contracts.

Tax Matters

The Fund intends to qualify as a regulated investment company under the tax law and, as such distributes substantially all of the Portfolio's ordinary net income and capital gains each calendar year as a dividend to the Separate Accounts funding the Contracts to avoid an excise tax on certain undistributed amounts. The Fund expects to pay no income tax. Dividends are reinvested in additional full and partial shares of the Portfolio as of the dividend payment date.

The Fund and the Portfolio intend to comply with special diversification and other tax law requirements that apply to investments under the Contracts. Under these rules, shares of the Fund will generally only be available through the
purchase  of  a  variable  life  insurance  or  annuity  contract.   Income  tax
consequences to Contract owners who allocate purchase payments or premiums to Fund shares are discussed in the prospectus for the Contracts that accompanies this Prospectus.

Additional Information

This prospectus sets forth concisely the information about the Fund and the Portfolio that you should know before you invest money in the Portfolio. Please read this prospectus carefully and keep it for future reference. The Fund has prepared and filed with the Securities and Exchange Commission a Statement of Additional Information that contains more information about the Fund and the Portfolio. You may obtain a free copy of the Statement of Additional Information from your registered representative who offers you the Contract. You may also obtain copies by calling the Fund at 1-800-887-8671 or by writing to the Fund at the following address: One East Liberty, Third Floor, Reno, Nevada 89501.

Mixed and Shared Funding

The Portfolio may sell its shares to insurance companies as investments under both variable annuity contracts and variable life insurance policies. We call this mixed funding. The Portfolio may also sell shares to more than one insurance company. We call this shared funding. Under certain circumstances, there could be conflicts between the interests of the different insurance companies, or conflicts between the different kinds of insurance products using the Portfolio. If conflicts arise, the insurance company with the conflict might be forced to redeem all of its interest in the Portfolio. If the Portfolio is required to sell a large percentage of its assets to pay for the redemption, it may be forced to sell the assets at a discounted price. The Board of Directors will monitor the interests of the insurance company shareholders for conflicts to attempt to avoid problems.

Legal Proceedings

Neither the Fund nor the Portfolio is involved in any material legal proceedings. The Adviser is not involved in any legal proceedings that if decided against it would materially affect its ability to carry out its duties to the Portfolio.

                              FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Portfolio's financial performance for the period shown. Certain information reflects financial results for a single Portfolio share. The total return figures in the table represent the rate that an investor would have earned on an investment in the Portfolio (assuming reinvestment of all dividends and distributions). Your total return would be less due to the fees and charges under your variable annuity contract or variable life insurance policy. Tait, Weller & Baker has audited this information and its report and the Fund's financial statements, are included in the Statement of Additional Information, which is available upon request.

FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED DECEMBER 31, 1998*

                                               GROWTH
                                             PORTFOLIO
- ----------------------------------------  ----------------
PER SHARE OPERATING PERFORMANCE:
  Net Asset Value -- Beginning of
    Period..............................       $ 10.00
                                                ------
  Income from Investment Operations:
    Net Investment Loss.................         (0.04)
    Net Realized and Unrealized Gain on
     Investments........................          1.26
                                                ------
      Total from Investment
       Operations.......................          1.22
                                                ------
  Distributions to Shareholders:
    Total Distributions to
     Shareholders.......................            --
                                                ------
  Net Increase in Net Asset Value.......          1.22
                                                ------
  Net Asset Value -- End of Period......       $ 11.22
                                                ------
                                                ------

TOTAL INVESTMENT RETURN(A)..............         12.20%

RATIOS TO AVERAGE NET ASSETS:
  Expenses After Reimbursement..........          1.50%(B)
  Expenses Before Reimbursement.........         70.17%(B)
  Net Investment Loss After
    Reimbursement.......................         (0.67)%(B)
  Net Investment Loss Before
    Reimbursement.......................        (69.34)%(B)

SUPPLEMENTARY DATA:
  Portfolio Turnover Rate...............           129%
  Net Assets at End of Period (in
    thousands)..........................          $205
  Number of Shares Outstanding at End of
    Period (in thousands)...............            18

- -----------------------------------------------------------------------------

(A) Total returns for periods of less than one year are not annualized.
(B) Annualized

* FROM COMMENCEMENT OF OPERATIONS FEBRUARY 27, 1998


                          INTERESTED IN LEARNING MORE?

The Statement of Additional Information incorporated by reference into this prospectus contains additional information about the Fund's operations.

Further information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The Fund's annual report discusses market conditions and investment strategies that significantly affected the Fund's performance results during its last fiscal year.

The Fund can provide you with a free copy of these materials or other information about the Fund. You may reach the Fund by calling 1-800-887- 8671 or by writing to the Fund at One East Liberty, Third Floor, Reno, Nevada 89501.

The Securities and Exchange Commission also maintains copies of these documents:

     To   view   information   on-line:   Access   the   SEC's   web   site   at
     http://www.sec.gov.

     To review a paper filing or to request that documents be mailed to you, contact:

                            SEC Public Reference Room
                           Washington, D.C. 20549-6009
                                 1-800-SEC-0330

           A duplicating fee will be assessed for all copies provided.




















The Fund's Investment Company Act filing number is 811-8079.